ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries		1,363,618		1,054,129
Current assets:
Cash and cash equivalents	30,211	188,216	64,606	402,502	708,783	361,691	2,511	15,644	1,066	6,641	194,376	3,879
Amounts due from related parties	80	500		56,365			113,660	708,113		638,333
Prepaid expenses and other current assets	53,224	331,591		557,451			505	3,148		3,790
Total current assets	202,875	1,263,931		2,188,813			116,676	726,905		648,764
Non-current assets:
Intangible assets, net		292,758		498,715			71	443		547
Investment in subsidiaries							89,358	556,707		2,151,159
Total non-current assets	307,608	1,916,427		2,531,814			89,429	557,150		2,151,706
Total assets	510,483	3,180,358		4,720,627			206,105	1,284,055		2,800,470
Current liabilities:
Convertible loan	19,447	121,156					19,447	121,156
Deferred revenue	80,610	502,207		395,778			625	3,896		5,417
Accounts payable	8,425	52,487		23,356						557
Amounts due to related parties	676	4,211		25,331			1,034	6,439		7,532
Accrued and other liabilities	68,640	427,635		449,273			9,125	56,854		58,444
Total current liabilities	267,181	1,664,559		1,536,494			30,231	188,345		71,950
Total non-current liabilities	21,162	131,844		417,670						16,938
Total liabilities	288,343	1,796,403		1,954,164			30,231	188,345		88,888
SHAREHOLDERS' EQUITY
Ordinary shares (US$ 0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 144,481,064 and 145,975,484 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	17	103		102			17	103		102
Additional paid-in capital	401,321	2,500,273		2,498,162			401,321	2,500,273		2,498,162
Warrants				1,219						1,219
Retained earnings	(241,402)	(1,503,956)		111,417			(222,717)	(1,387,550)		233,616
Accumulated other comprehensive income	(2,747)	(17,116)		(21,517)			(2,747)	(17,116)		(21,517)
Total Ambow Education Holding Ltd.'s equity	175,873	1,095,710		2,711,582			175,874	1,095,710		2,711,582
Total liabilities and equity	$ 510,483	3,180,358		4,720,627			$ 206,105	1,284,055		2,800,470